TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2021
TRADE AND OTHER PAYABLES [Abstract]
TRADE AND OTHER PAYABLES

15.        TRADE AND OTHER PAYABLES

		June 30,	June 30,
	Note	2021	2020
		(US$’000)
Trade creditors		5,976	10,354
Accrued expenses		11,784	12,060
Accrued compensation	15.1	29,678	30,009
Cash flow hedge	15.2	316	518
Warrant liability	28	5,837	—
Others		1,272	272
		54,863	53,213

15.1.     Accrued compensation includes payroll and related costs as of June 30, 2021.

15.2.     This relates to change in fair value of interest rate swap and recognized in other comprehensive income. Refer Note 22.1.1.